COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged	Assets Pledged

(in millions of $)	June 30, 2013
Book value of consolidated assets pledged under ship mortgages	$2,240